Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Components of Share-based Compensation Expense

The components of share-based compensation expense are as follows:

	Year ended December 31
	2023	2022
Equity-settled expense
Simple warrants (A)	(332)	1,299
Stock options (B)	(1)	78
Restricted share units (1) (C)	13,350	9,423
Cash-settled expense
Deferred share units (1)(2) (D)	2,383	(1,129)
	15,400	9,671
(1)
For the year ended December 31, 2023, the Company recognized share-based compensation expense under Nova’s RSU plan of $34 (2022 — recovery of $107) and share-based compensation expense under Nova’s DSU plan of $768 (2022 — $404).
(2)
Cash-settled DSUs are accounted for as a liability and are measured at fair value based on the market value of the Company’s common shares at each reporting period. Fluctuations in the fair value are recognized during the period in which they occur.

Summary of Changes in Simple and Performance Warrants

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2023 and the year ended December 31, 2022:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2021	259,420	$48.60	138,720	$41.77
Forfeited	(82,400)	57.77	(15,520)	37.86
Expired	(11,200)	6.25	—	0.00
Balance at December 31, 2022	165,820	$46.91	123,200	$42.26
Forfeited	(74,640)	63.86	(52,800)	54.55
Expired	(24,480)	14.68	(16,000)	14.07
Balance at December 31, 2023	66,700	$39.77	54,400	$38.62

Summarizes Outstanding Simple and Performance Warrants

The following table summarizes outstanding simple and performance warrants as at December 31, 2023:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$6.25 - $9.38	36,300	7.63	0.86	36,300	7.63	0.86
$29.69 - $45.31	7,200	34.90	1.82	7,200	34.90	1.82
$62.50 - $93.75	17,280	64.81	2.98	17,280	64.81	2.98
$125.00 - $312.50	5,920	169.62	3.92	4,640	156.07	3.61
	66,700	$39.77	1.79	65,420	$36.26	1.72
Performance warrants
$6.25 - $9.38	19,200	6.25	1.19	19,200	6.25	1.19
$29.69 - $45.31	23,200	32.60	1.27	23,200	32.60	1.27
$62.50 - $93.75	9,334	77.68	n/a	1,334	93.75	2.16
$125.00 - $218.75	2,666	187.50	n/a	—	—	n/a
	54,400	$38.62	n/a	43,734	$22.90	1.26

Summary of Changes in Stock Options

The following table summarizes changes in stock options during the year ended December 31, 2023 and the year ended December 31, 2022:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2021	44,460	$13.28
Expired	(100)	31.50
Balance at December 31, 2022	44,360	$13.24
Acquired (note 5(c))	1,317,837	17.63
Forfeited	(424,027)	17.21
Expired	(84,465)	14.44
Balance at December 31, 2023	853,705	$17.92

Summary of Outstanding Stock Options

The following table summarizes outstanding stock options as at December 31, 2023:

	Stock options outstanding		Stock options exercisable
Exercise prices	Number of options	Weighted average contractual life (years)	Number of options	Weighted average contractual life (years)
$11.50	10,000	6.41	10,000	6.41
$11.90	8,160	6.49	8,160	6.49
$31.50	3,000	4.73	2,700	4.65
$11.79 - $38.88 (Legacy Valens)	832,545	2.36	832,545	2.36
	853,705	2.46	853,405	2.45

Summary of Changes in Restricted Share Units

The following table summarizes changes in RSUs during the year ended December 31, 2023 and the year ended December 31, 2022:

RSUs outstanding
Balance at December 31, 2021	753,593
Granted	1,728,557
Forfeited	(175,245)
Exercised	(925,575)
Balance at December 31, 2022	1,381,330
Granted	10,259,228
Forfeited	(1,158,279)
Exercised	(1,852,573)
Balance at December 31, 2023	8,629,706

Summary of Changes in Deferred Share Units

The following table summarizes changes in DSUs during the year ended December 31, 2023 and the year ended December 31, 2022:

DSUs outstanding
Balance at December 31, 2021	551,250
Granted	1,216,076
Exercised	(58,943)
Balance at December 31, 2022	1,708,383
Granted	689,950
Balance at December 31, 2023	2,398,333